Quarterly Holdings Report
for

Fidelity® Fund

March 31, 2021

FID-QTLY-0521
1.799854.117

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
COMMUNICATION SERVICES - 14.2%
Entertainment - 2.5%
Activision Blizzard, Inc.	537,400	$49,978
Bilibili, Inc. Class Z (a)	23,700	2,524
Electronic Arts, Inc.	305,000	41,288
Take-Two Interactive Software, Inc. (a)	219,200	38,733
		132,523
Interactive Media & Services - 11.7%
Alphabet, Inc.:
Class A (a)	174,000	358,878
Class C (a)	38,000	78,608
Bumble, Inc.	26,600	1,659
Facebook, Inc. Class A (a)	652,500	192,181
		631,326

TOTAL COMMUNICATION SERVICES		763,849

CONSUMER DISCRETIONARY - 11.4%
Hotels, Restaurants & Leisure - 0.1%
Airbnb, Inc. Class A	16,600	3,120
Deliveroo Holdings PLC (a)	391,700	2,106
		5,226
Household Durables - 0.7%
D.R. Horton, Inc.	230,400	20,533
NVR, Inc. (a)	2,520	11,872
Tempur Sealy International, Inc.	238,200	8,709
		41,114
Internet & Direct Marketing Retail - 5.7%
Amazon.com, Inc. (a)	84,100	260,212
Coupang, Inc. Class A (a)(b)	44,700	2,206
eBay, Inc.	551,407	33,768
Etsy, Inc. (a)	14,000	2,823
JD.com, Inc. Class A	142,900	6,026
		305,035
Multiline Retail - 1.1%
Dollar General Corp.	289,900	58,740
Specialty Retail - 3.3%
AutoZone, Inc. (a)	1,900	2,668
Best Buy Co., Inc.	68,000	7,807
Lowe's Companies, Inc.	274,000	52,109
The Home Depot, Inc.	350,000	106,838
TJX Companies, Inc.	39,000	2,580
Tractor Supply Co.	29,100	5,153
		177,155
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	210,000	27,907

TOTAL CONSUMER DISCRETIONARY		615,177

CONSUMER STAPLES - 5.2%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	2,900	3,498
PepsiCo, Inc.	92,200	13,042
		16,540
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	217,000	76,488
Walmart, Inc.	341,300	46,359
		122,847
Household Products - 1.5%
Procter & Gamble Co.	610,000	82,612
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	206,000	59,915

TOTAL CONSUMER STAPLES		281,914

FINANCIALS - 9.5%
Banks - 1.9%
JPMorgan Chase & Co.	675,000	102,755
Capital Markets - 5.2%
Ameriprise Financial, Inc.	39,700	9,228
BlackRock, Inc. Class A	26,000	19,603
MarketAxess Holdings, Inc.	26,400	13,145
Moody's Corp.	95,000	28,368
Morgan Stanley	700,000	54,362
MSCI, Inc.	183,000	76,728
Nordnet AB	164,900	2,662
Raymond James Financial, Inc.	112,400	13,776
S&P Global, Inc.	183,500	64,752
		282,624
Consumer Finance - 1.6%
Capital One Financial Corp.	355,300	45,205
Discover Financial Services	279,000	26,502
Synchrony Financial	299,900	12,194
		83,901
Insurance - 0.8%
Progressive Corp.	453,700	43,378

TOTAL FINANCIALS		512,658

HEALTH CARE - 13.4%
Biotechnology - 1.7%
AbbVie, Inc.	331,900	35,918
Regeneron Pharmaceuticals, Inc. (a)	95,500	45,185
Vertex Pharmaceuticals, Inc. (a)	35,000	7,521
		88,624
Health Care Equipment & Supplies - 5.0%
Abbott Laboratories	425,400	50,980
Danaher Corp.	378,000	85,080
DexCom, Inc. (a)	15,000	5,391
Edwards Lifesciences Corp. (a)	336,300	28,128
Hologic, Inc. (a)	227,000	16,884
IDEXX Laboratories, Inc. (a)	14,800	7,242
Intuitive Surgical, Inc. (a)	42,800	31,627
Masimo Corp. (a)	32,000	7,349
Quidel Corp. (a)	9,900	1,267
ResMed, Inc.	140,800	27,318
West Pharmaceutical Services, Inc.	35,000	9,862
		271,128
Health Care Providers & Services - 3.2%
Cigna Corp.	55,900	13,513
Laboratory Corp. of America Holdings (a)	139,300	35,526
UnitedHealth Group, Inc.	329,000	122,411
		171,450
Life Sciences Tools & Services - 1.7%
Charles River Laboratories International, Inc. (a)	17,488	5,069
Joinn Laboratories China Co. Ltd. (H Shares) (c)	10,000	173
Mettler-Toledo International, Inc. (a)	6,400	7,396
PerkinElmer, Inc.	66,000	8,467
Sartorius Stedim Biotech	11,100	4,572
Thermo Fisher Scientific, Inc.	142,100	64,852
		90,529
Pharmaceuticals - 1.8%
Eli Lilly & Co.	170,900	31,928
Merck & Co., Inc.	390,500	30,104
Royalty Pharma PLC	112,150	4,892
Zoetis, Inc. Class A	195,000	30,709
		97,633

TOTAL HEALTH CARE		719,364

INDUSTRIALS - 5.0%
Airlines - 0.7%
Southwest Airlines Co.	651,471	39,779
Building Products - 1.8%
Carrier Global Corp.	589,482	24,888
Fortune Brands Home & Security, Inc.	312,100	29,905
The AZEK Co., Inc.	95,000	3,995
Trane Technologies PLC	220,000	36,423
		95,211
Commercial Services & Supplies - 0.2%
Copart, Inc. (a)	77,000	8,363
Construction & Engineering - 0.1%
Quanta Services, Inc.	50,500	4,443
Electrical Equipment - 0.5%
AMETEK, Inc.	53,300	6,808
Generac Holdings, Inc. (a)	16,500	5,403
Rockwell Automation, Inc.	50,000	13,272
		25,483
Industrial Conglomerates - 0.5%
Roper Technologies, Inc.	73,900	29,807
Machinery - 0.7%
Cummins, Inc.	58,100	15,054
Otis Worldwide Corp.	350,000	23,958
		39,012
Professional Services - 0.2%
Verisk Analytics, Inc.	55,200	9,753
Road & Rail - 0.3%
Old Dominion Freight Lines, Inc.	72,991	17,548

TOTAL INDUSTRIALS		269,399

INFORMATION TECHNOLOGY - 36.6%
Electronic Equipment & Components - 1.1%
Amphenol Corp. Class A	746,000	49,214
Keysight Technologies, Inc. (a)	62,000	8,891
		58,105
IT Services - 6.5%
Accenture PLC Class A	183,800	50,775
Adyen BV (a)(c)	2,400	5,355
Affirm Holdings, Inc. (b)	13,000	919
EPAM Systems, Inc. (a)	44,100	17,494
MasterCard, Inc. Class A	263,700	93,890
PayPal Holdings, Inc. (a)	306,500	74,430
Snowflake Computing, Inc.	15,200	3,485
Visa, Inc. Class A	489,000	103,536
		349,884
Semiconductors & Semiconductor Equipment - 6.3%
ASML Holding NV	78,000	48,154
Broadcom, Inc.	118,100	54,758
Enphase Energy, Inc. (a)	27,900	4,524
Inphi Corp. (a)	3,000	535
KLA Corp.	156,200	51,608
Lam Research Corp.	131,800	78,453
Monolithic Power Systems, Inc.	15,200	5,369
NVIDIA Corp.	108,000	57,664
Qorvo, Inc. (a)	51,943	9,490
Skyworks Solutions, Inc.	68,400	12,550
SolarEdge Technologies, Inc. (a)	16,200	4,657
Texas Instruments, Inc.	66,900	12,643
		340,405
Software - 13.5%
Adobe, Inc. (a)	179,800	85,472
ANSYS, Inc. (a)	44,700	15,178
Cadence Design Systems, Inc. (a)	135,000	18,494
Ceridian HCM Holding, Inc. (a)	40,900	3,447
DocuSign, Inc. (a)	31,800	6,438
Duck Creek Technologies, Inc. (a)	5,700	257
Fortinet, Inc. (a)	217,000	40,019
Microsoft Corp.	2,093,600	493,608
Qualtrics International, Inc.	25,400	836
Salesforce.com, Inc. (a)	53,800	11,399
ServiceNow, Inc. (a)	79,300	39,659
Synopsys, Inc. (a)	41,700	10,332
		725,139
Technology Hardware, Storage & Peripherals - 9.2%
Apple, Inc.	4,058,100	495,696

TOTAL INFORMATION TECHNOLOGY		1,969,229

MATERIALS - 0.8%
Chemicals - 0.8%
Sherwin-Williams Co.	57,700	42,583
REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
American Tower Corp.	226,000	54,028
Prologis (REIT), Inc.	78,300	8,300
		62,328
UTILITIES - 1.5%
Electric Utilities - 1.5%
NextEra Energy, Inc.	1,086,800	82,173
TOTAL COMMON STOCKS
(Cost $2,275,729)		5,318,674

Money Market Funds - 1.0%
Fidelity Cash Central Fund 0.06% (d)	53,560,645	53,571
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	2,558,529	2,559
TOTAL MONEY MARKET FUNDS
(Cost $56,129)		56,130
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $2,331,858)		5,374,804
NET OTHER ASSETS (LIABILITIES) - 0.2%		10,003
NET ASSETS - 100%		$5,384,807

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,528,000 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$56
Fidelity Securities Lending Cash Central Fund	9
Total	$65

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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